Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
23.	RELATED PARTY TRANSACTIONS

The following tables summarize transactions with related parties which were primarily incurred on a cost-recovery basis with a shareholder of the Company, a company affiliated with Ivanhoe Mines, companies related by way of directors or shareholders in common or a legal firm which an officer of a subsidiary of the Company is a partner of. The tables summarize related party transactions by related party and by type:

	Year Ended December 31,
	2011	2010
Rio Tinto plc (a)	$110,164	$23,836
Global Mining Management Corporation (b)	14,815	13,627
Ivanhoe Capital Aviation LLC (c)	6,866	6,465
Fognani & Faught, PLLC (d)	558	476
Ivanhoe Capital Corporation (e)	330	434
Ivanhoe Capital Services Ltd. (f)	1,103	752

	$133,836	$45,590

	Years Ended December 31,
	2011	2010
Exploration and development	$109,891	$23,836
Salaries and benefits	12,860	11,437
Travel (including aircraft rental)	6,866	6,465
Office and administrative	3,661	3,376
Legal	558	476

	$133,836	$45,590

The above noted transactions were in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

Accounts receivable and accounts payable at December 31, 2011, included $1.2 million and $28.2 million, respectively (December 31, 2010—$2.1 million and $8.7 million, respectively), which were due from/to a shareholder of the Company, a company affiliated with Ivanhoe Mines, companies related by way of directors or shareholders in common, or a legal firm which an officer of a subsidiary of the Company is a partner of.

(a)

During 2011 and 2010, Rio Tinto completed certain equity transactions with the Company (Note 19 (b)), which increased Rio Tinto's equity ownership in the Company to 48.9% (December 31, 2010 – 40.3%). Rio Tinto provides services for the Oyu Tolgoi Project on a cost-recovery basis. At December 31, 2011, $56.8 million (December 31, 2010—$14.0 million) in payables to Rio Tinto have been classified as non-current. Payment of these amounts have been deferred until Ivanhoe Mines reaches certain production milestones at the Oyu Tolgoi Project.

(b)

Global Mining Management Corporation ("Global") is a private company based in Vancouver owned equally by seven companies, one of which is Ivanhoe Mines. Global has a director in common with the Company. Global provides administration, accounting, and other office services to the Company on a cost-recovery basis.

(c)

Ivanhoe Capital Aviation LLC ("Aviation") is a private company 100% owned by the Company's Founder and Chief Executive Officer. Aviation operates an aircraft which is rented by the Company on a cost-recovery basis.

(d)	An officer of a subsidiary of the Company is a partner with Fognani & Faught, PLLC, a legal firm which provides legal services to Ivanhoe Mines.

(e)

Ivanhoe Capital Corporation ("ICC") is a private company 100% owned by the Company's Founder and Chief Executive Officer. ICC provides administration and other office services in London on a cost-recovery basis.

(f)

Ivanhoe Capital Services Ltd. ("ICS") is a private company 100% owned by the Company's Founder and Chief Executive Officer. ICS provides management services out of Singapore and London on a cost-recovery basis.

Ivanplats is a private company 35.5% owned by the Company's Founder and Chief Executive Officer. During 2011, Ivanhoe Mines sold 1.4 million common shares of Ivanplats (Note 9 (e)(i)), which resulted in a gain of $10.6 million. During November 2011, Ivanhoe Mines participated in Ivanplats' convertible bond offering by purchasing 15,000 bonds at $1,000 each (Note 10 (c)).